VIRTUS SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—12.5%
Alphabet, Inc. Class C(1)	2,184	$5,474
Facebook, Inc. Class A(1)	19,512	6,785
Tencent Holdings Ltd.	68,169	5,127
Walt Disney Co. (The)(1)	30,992	5,447
		22,833

Consumer Discretionary—18.4%
Alibaba Group Holding Ltd. Sponsored ADR(1)	29,059	6,590
Amazon.com, Inc.(1)	1,874	6,447
MercadoLibre, Inc.(1)	2,620	4,081
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	550,539	4,509
NIKE, Inc. Class B	38,323	5,921
Yum! Brands, Inc.	52,215	6,006
		33,554

Consumer Staples—6.1%
CP ALL PCL	2,900,227	5,430
Heineken NV	47,357	5,739
		11,169

Financials—6.9%
AIA Group Ltd.	468,102	5,818
HDFC Bank Ltd. ADR(1)	92,099	6,734
		12,552

Health Care—14.5%
Abbott Laboratories	44,800	5,194
Alcon, Inc.	51,019	3,584
Illumina, Inc.(1)	9,255	4,379
Intuitive Surgical, Inc.(1)	4,282	3,938
Novo Nordisk A/S Class B	66,135	5,541
Regeneron Pharmaceuticals, Inc.(1)	7,007	3,914
		26,550

Industrials—4.9%
IHS Markit Ltd.	49,334	5,558
Recruit Holdings Co., Ltd.	70,279	3,460
		9,018

Information Technology—30.7%
Autodesk, Inc.(1)	19,353	5,649
Dassault Systemes SE	18,597	4,509
FleetCor Technologies, Inc.(1)	22,676	5,806
Infosys Ltd. Sponsored ADR	230,113	4,876
Microsoft Corp.	25,082	6,795
PayPal Holdings, Inc.(1)	21,582	6,291
salesforce.com, Inc.(1)	24,512	5,988
SAP SE Sponsored ADR	24,932	3,502
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	31,068	$7,264
Workday, Inc. Class A(1)	22,986	5,488
		56,168

Materials—1.8%
Linde plc	11,538	3,336
Real Estate—2.9%
Equinix, Inc.	6,552	5,259
Total Common Stocks (Identified Cost $125,566)		180,439

Total Long-Term Investments—98.7% (Identified Cost $125,566)		180,439

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,451,461	2,451
Total Short-Term Investment (Identified Cost $2,451)		2,451

TOTAL INVESTMENTS—100.0% (Identified Cost $128,017)		$182,890
Other assets and liabilities, net—0.0%		26
NET ASSETS—100.0%		$182,916

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	57%
China	9
India	6
United Kingdom	5
Hong Kong	3
Netherlands	3
Denmark	3
Other	14
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$180,439	$180,439
Money Market Mutual Fund	2,451	2,451
Total Investments	$182,890	$182,890
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS SGA GLOBAL GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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